SUPPLEMENT

Dated September 23, 2009

to the

Class IA and IB Shares Prospectuses dated May 1, 2009

(the “Prospectuses”)

for Hartford HLS Funds

Hartford LargeCap Growth HLS Fund and Hartford Growth Opportunities HLS Fund

At a Special Meeting of Shareholders held on September 15, 2009, the shareholders of Hartford LargeCap Growth HLS Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into the Hartford Growth Opportunities HLS Fund (the “Acquiring Fund”).  The Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.  Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about October 2, 2009.  Following the Reorganization, the Acquired Fund will no longer exist.

Accordingly, effective October 5, 2009, the Prospectuses are revised as follows:

(i)                                  Under the headings “Hartford Growth Opportunities HLS Fund” and “Hartford LargeCap Growth HLS Fund” in the Prospectuses, the sections entitled “Proposed Reorganization” are deleted in their entirety.

(ii)                               All references and disclosures in the Prospectuses concerning the Hartford LargeCap Growth HLS Fund (i.e., the Acquired Fund) are deleted in their entirety.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated September 23, 2009

to the Statement of Additional Information

(the “SAI”)

for Hartford HLS Funds

dated May 1, 2009

Hartford LargeCap Growth HLS Fund and Hartford Growth Opportunities HLS Fund

At a Special Meeting of Shareholders held on September 15, 2009, the shareholders of Hartford LargeCap Growth HLS Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into the Hartford Growth Opportunities HLS Fund (the “Acquiring Fund”).  The Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.  Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about October 2, 2009.  Following the Reorganization, the Acquired Fund will no longer exist.

Accordingly, effective October 5, 2009, all references and disclosures in the SAI concerning the Hartford LargeCap Growth HLS Fund (i.e., the Acquired Fund) are deleted in their entirety.

This Supplement should be retained with your SAI for future reference.